Operations of Subsidiary Adexus S.A. Reclassified as Discontinuing Operations (Details) - Schedule of discontinued operation related to Adexus S.A. - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operations of Subsidiary Adexus S.A. Reclassified as Discontinuing Operations (Details) - Schedule of discontinued operation related to Adexus S.A. [Line Items]
Revenues	S/ 3,946,482	S/ 3,146,405	S/ 4,085,004
Operating costs	4,477	181,182	326,754
Administrative expenses	(179,613)	(134,013)	(213,908)
Operating loss	(211,048)	4,943	98,899
Financial expenses	(1,000)
Financial income	5,773	39,316	74,656
Loss before income tax	(46,614)	(111,212)	(474,726)
Income tax	43,700	62,208	319,957
Loss from discontinued operations	26,774	16,924	43,959
Operating cash flows	786	27,894	437
Investing cash flows	(3,573)	(3,301)
Financing cash flows	8,449	(21,016)	(1,250)
Net increase generated in subsidiary	5,662	3,577	(813)
Adexus S.A. [Member]
Operations of Subsidiary Adexus S.A. Reclassified as Discontinuing Operations (Details) - Schedule of discontinued operation related to Adexus S.A. [Line Items]
Revenues	162,967	167,624	252,857
Operating costs	(157,299)	(157,268)	(244,183)
Gross profit	5,668	10,356	8,674
Administrative expenses	(21,698)	(18,896)	(34,744)
Other (expenses) income, net	20	(1,664)	(12,740)
Operating loss	(16,010)	(10,204)	(38,810)
Financial expenses	(15,847)	(10,588)	(24,359)
Financial income	121	104	2,625
Loss before income tax	(31,736)	(20,688)	(60,544)
Income tax	4,962	3,764	16,585
Loss from discontinued operations	(26,774)	(16,924)	(43,959)
Net effect in consolidated	S/ (26,774)	S/ (16,924)	S/ (43,959)